FIDELITY (LOGO) INVESTMENTS(registered trademark)   FMR Corp.
                                                    82 Devonshire Street
                                                    Boston MA
                                                    02109-3614
                                                    617 563 7000

                        November 4, 1997

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549
Attention:   File Room



RE:          Variable Insurance Products Fund (the trust)

             High Income Portfolio, Equity-Income Portfolio,
             Growth Portfolio and Overseas Portfolio (the funds)

             File Nos. 2-75010 and 811-3329

_____________________________________________________________________
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Ladies and Gentlemen:
 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced funds does not differ from that filed in the most recent post-effective amendment, which was filed electronically.
                        Very truly yours,








                        Arthur S. Loring

                        Secretary